Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 91,221	$ 71,851
Cost of revenue	38,368	29,921
Gross profit	52,853	41,930
Operating expenses
Sales and marketing	35,966	22,413
Research and development	32,155	17,176
General and administrative	45,772	20,080
Total operating expenses	113,893	59,669
Loss from operations	(61,040)	(17,739)
Change in fair value of warrant liabilities	1,808	(175)
Change in fair value of contingent earnout liability	63,407	0
Other expense	(265)	(9)
Interest expense	(16)	(98)
Interest income	17	147
Profit (loss) before income taxes	3,911	(17,874)
Income tax (benefit) expense	56	111
Net profit (loss) and comprehensive income (loss)	3,855	(17,985)
Deemed dividend - redemption of common stock	0	(826)
Net income (loss) attributable to common stockholders	$ 3,855	$ (18,811)
Weighted average shares outstanding - basic	108,088,115	38,336,659
Weighted average shares outstanding - diluted	113,963,424	38,336,659
Net profit (loss) per share - basic	$ 0.04	$ (0.49)
Net profit (loss) per share - diluted	$ 0.03	$ (0.49)